Related Parties Balances and Transactions (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances with Related Parties [Abstract]
Other payables – Officers and Directors	$ 1,012	$ 475
Balance with related parties, total	$ 1,012	$ 475